SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity
Total involvement with SPE assets	$ 623,651,000,000	$ 686,042,000,000
Consolidated VIE / SPE assets	124,170,000,000	133,596,000,000
Significant unconsolidated VIE assets	499,481,000,000	552,446,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	24,066,000,000	23,643,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	3,965,000,000	4,254,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	17,263,000,000	24,803,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	677,000,000	558,000,000
Maximum exposure to loss in significant unconsolidated VIEs	45,971,000,000	53,258,000,000
Citicorp
Variable Interest Entity
Total involvement with SPE assets	469,090,000,000	469,997,000,000
Consolidated VIE / SPE assets	114,597,000,000	122,650,000,000
Significant unconsolidated VIE assets	354,493,000,000	347,347,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	21,675,000,000	15,968,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	3,674,000,000	3,907,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	16,015,000,000	23,483,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	280,000,000	226,000,000
Maximum exposure to loss in significant unconsolidated VIEs	41,644,000,000	43,584,000,000
Citicorp | Mortgage-backed securities
Unfunded Exposure
Private label mortgage-backed securities, outstanding	19,000,000,000
Citicorp | Credit card securitizations
Variable Interest Entity
Total involvement with SPE assets	79,109,000,000	87,083,000,000
Consolidated VIE / SPE assets	79,109,000,000	87,083,000,000
Citicorp | U.S. government-sponsored agency guaranteed
Variable Interest Entity
Total involvement with SPE assets	232,741,000,000	232,179,000,000
Significant unconsolidated VIE assets	232,741,000,000	232,179,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	3,042,000,000	3,769,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	45,000,000	26,000,000
Maximum exposure to loss in significant unconsolidated VIEs	3,087,000,000	3,795,000,000
Citicorp | Non-agency-sponsored mortgages
Variable Interest Entity
Total involvement with SPE assets	9,308,000,000	9,743,000,000
Consolidated VIE / SPE assets	1,686,000,000	1,622,000,000
Significant unconsolidated VIE assets	7,622,000,000	8,121,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	382,000,000	348,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	382,000,000	348,000,000
Citicorp | Citi-administered asset-backed commercial paper conduits (ABCP)
Variable Interest Entity
Total involvement with SPE assets	30,002,000,000	34,987,000,000
Consolidated VIE / SPE assets	22,387,000,000	21,971,000,000
Significant unconsolidated VIE assets	7,615,000,000	13,016,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	7,615,000,000	13,016,000,000
Maximum exposure to loss in significant unconsolidated VIEs	7,615,000,000	13,016,000,000
Citicorp | Third-party commercial paper conduits
Variable Interest Entity
Total involvement with SPE assets		7,507,000,000
Significant unconsolidated VIE assets		7,507,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments		298,000,000
Maximum exposure to loss in significant unconsolidated VIEs		298,000,000
Citicorp | Collateralized debt obligations (CDOs)
Variable Interest Entity
Total involvement with SPE assets	5,539,000,000	3,334,000,000
Significant unconsolidated VIE assets	5,539,000,000	3,334,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	24,000,000	20,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	24,000,000	20,000,000
Citicorp | Collateralized loan obligations (CLOs)
Variable Interest Entity
Total involvement with SPE assets	15,120,000,000	8,127,000,000
Significant unconsolidated VIE assets	15,120,000,000	8,127,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	642,000,000	64,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	19,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	661,000,000	64,000,000
Citicorp | Asset-based financing
Variable Interest Entity
Total involvement with SPE assets	41,399,000,000	19,034,000,000
Consolidated VIE / SPE assets	1,125,000,000	1,303,000,000
Significant unconsolidated VIE assets	40,274,000,000	17,731,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	14,798,000,000	7,892,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	84,000,000	2,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	2,081,000,000	2,891,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	159,000,000	121,000,000
Maximum exposure to loss in significant unconsolidated VIEs	17,122,000,000	10,906,000,000
Citicorp | Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
Total involvement with SPE assets	15,163,000,000	16,849,000,000
Consolidated VIE / SPE assets	7,573,000,000	8,224,000,000
Significant unconsolidated VIE assets	7,590,000,000	8,625,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	352,000,000	708,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	4,628,000,000	5,413,000,000
Maximum exposure to loss in significant unconsolidated VIEs	4,980,000,000	6,121,000,000
Citicorp | Municipal investments
Variable Interest Entity
Total involvement with SPE assets	19,693,000,000	20,331,000,000
Consolidated VIE / SPE assets	255,000,000	299,000,000
Significant unconsolidated VIE assets	19,438,000,000	20,032,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	2,003,000,000	2,345,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	3,049,000,000	3,535,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	1,669,000,000	1,586,000,000
Maximum exposure to loss in significant unconsolidated VIEs	6,721,000,000	7,466,000,000
Citicorp | Client intermediation
Variable Interest Entity
Total involvement with SPE assets	2,486,000,000	2,110,000,000
Consolidated VIE / SPE assets	151,000,000	24,000,000
Significant unconsolidated VIE assets	2,335,000,000	2,086,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	319,000,000	468,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	319,000,000	468,000,000
Citicorp | Investment funds
Variable Interest Entity
Total involvement with SPE assets	4,286,000,000	4,621,000,000
Consolidated VIE / SPE assets	2,196,000,000	2,027,000,000
Significant unconsolidated VIE assets	2,090,000,000	2,594,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	14,000,000	70,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	14,000,000	70,000,000
Citicorp | Trust preferred securities
Variable Interest Entity
Total involvement with SPE assets	12,221,000,000	17,882,000,000
Significant unconsolidated VIE assets	12,221,000,000	17,882,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	126,000,000	128,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	126,000,000	128,000,000
Citicorp | Other
Variable Interest Entity
Total involvement with SPE assets	2,023,000,000	6,210,000,000
Consolidated VIE / SPE assets	115,000,000	97,000,000
Significant unconsolidated VIE assets	1,908,000,000	6,113,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	113,000,000	354,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	382,000,000	172,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	22,000,000	279,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	76,000,000	79,000,000
Maximum exposure to loss in significant unconsolidated VIEs	593,000,000	884,000,000
Citi Holdings
Variable Interest Entity
Total involvement with SPE assets	154,561,000,000	216,045,000,000
Consolidated VIE / SPE assets	9,573,000,000	10,946,000,000
Significant unconsolidated VIE assets	144,988,000,000	205,099,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	2,391,000,000	7,675,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	291,000,000	347,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	1,248,000,000	1,320,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	397,000,000	332,000,000
Maximum exposure to loss in significant unconsolidated VIEs	4,327,000,000	9,674,000,000
Citi Holdings | Credit card securitizations
Variable Interest Entity
Total involvement with SPE assets	838,000,000	780,000,000
Consolidated VIE / SPE assets	397,000,000	581,000,000
Significant unconsolidated VIE assets	441,000,000	199,000,000
Citi Holdings | U.S. government-sponsored agency guaranteed
Variable Interest Entity
Total involvement with SPE assets	106,888,000,000	152,265,000,000
Significant unconsolidated VIE assets	106,888,000,000	152,265,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	700,000,000	1,159,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	163,000,000	120,000,000
Maximum exposure to loss in significant unconsolidated VIEs	863,000,000	1,279,000,000
Citi Holdings | Non-agency-sponsored mortgages
Variable Interest Entity
Total involvement with SPE assets	16,693,000,000	20,821,000,000
Consolidated VIE / SPE assets	1,628,000,000	1,764,000,000
Significant unconsolidated VIE assets	15,065,000,000	19,057,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	43,000,000	61,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	2,000,000	2,000,000
Maximum exposure to loss in significant unconsolidated VIEs	45,000,000	63,000,000
Citi Holdings | Student loan securitizations
Variable Interest Entity
Total involvement with SPE assets	1,681,000,000	1,822,000,000
Consolidated VIE / SPE assets	1,681,000,000	1,822,000,000
Citi Holdings | Collateralized debt obligations (CDOs)
Variable Interest Entity
Total involvement with SPE assets	4,752,000,000	6,581,000,000
Significant unconsolidated VIE assets	4,752,000,000	6,581,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	139,000,000	117,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	124,000,000	120,000,000
Maximum exposure to loss in significant unconsolidated VIEs	263,000,000	237,000,000
Citi Holdings | Collateralized loan obligations (CLOs)
Variable Interest Entity
Total involvement with SPE assets	4,676,000,000	7,479,000,000
Significant unconsolidated VIE assets	4,676,000,000	7,479,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	435,000,000	1,125,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	13,000,000	6,000,000
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	108,000,000	90,000,000
Maximum exposure to loss in significant unconsolidated VIEs	556,000,000	1,221,000,000
Citi Holdings | Asset-based financing
Variable Interest Entity
Total involvement with SPE assets	4,166,000,000	10,490,000,000
Consolidated VIE / SPE assets	3,000,000	73,000,000
Significant unconsolidated VIE assets	4,163,000,000	10,417,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	984,000,000	5,004,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	6,000,000	3,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	243,000,000	250,000,000
Maximum exposure to loss in significant unconsolidated VIEs	1,233,000,000	5,257,000,000
Citi Holdings | Municipal investments
Variable Interest Entity
Total involvement with SPE assets	7,766,000,000	7,820,000,000
Significant unconsolidated VIE assets	7,766,000,000	7,820,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	90,000,000	206,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	235,000,000	265,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	992,000,000	1,049,000,000
Maximum exposure to loss in significant unconsolidated VIEs	1,317,000,000	1,520,000,000
Citi Holdings | Client intermediation
Variable Interest Entity
Total involvement with SPE assets	13,000,000	111,000,000
Consolidated VIE / SPE assets	13,000,000	111,000,000
Citi Holdings | Investment funds
Variable Interest Entity
Total involvement with SPE assets	1,083,000,000	1,114,000,000
Consolidated VIE / SPE assets		14,000,000
Significant unconsolidated VIE assets	1,083,000,000	1,100,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	47,000,000	43,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	47,000,000	43,000,000
Citi Holdings | Other
Variable Interest Entity
Total involvement with SPE assets	6,005,000,000	6,762,000,000
Consolidated VIE / SPE assets	5,851,000,000	6,581,000,000
Significant unconsolidated VIE assets	154,000,000	181,000,000
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments		3,000,000
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	3,000,000	36,000,000
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments		15,000,000
Maximum exposure to loss in significant unconsolidated VIEs	$ 3,000,000	$ 54,000,000